Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous equity [abstract]
Treasury stock	₩ (398,075)	₩ (202,295)
Gain or loss on disposal of treasury stock	3,220	(41,503)
Share-based payments	8,773	6,222
Others	(416,336)	(334,576)
Total	₩ (802,418)	₩ (572,152)